SHARE-BASED PAYMENTS (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 21, 2021 $ / shares shares	Jan. 22, 2021 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Sale of aggregate shares | shares		3,960,000
Common shares price | $ / shares		$ 1.85
Common Shares | shares		1,584,000
Exercise price per share | $ / shares		$ 2.35
Fair value of issuance | ¥				¥ 1,862	¥ 449
Administrative expenses | $			$ 70
Share option term			1 year 6 months 10 days	1 year 6 months 10 days	2 years 6 months 10 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Common Shares | shares	396,000
Exercise price per share | $ / shares	$ 2.35